Loans - Schedule of Non-Covered and Covered Loans (Parenthetical) (Detail) (Covered Loans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loan lost share coverage	$ 174.7